ASSETS HELD-FOR-SALE AND ACTIVELY MARKETED PROPERTY - Narrative (Details)	12 Months Ended
	Dec. 31, 2023 USD ($) property	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Real Estate [Line Items]
Gains (losses) from sale of assets held-for-sale	$ (54,100,000)	$ (7,800,000)	$ 0
Liabilities held-for-sale	0	0
Actively marketed property	13,781,000	31,007,000	50,364,000
Other assets held-for-sale	1,832,000	645,000	200,000
Assets Held-For-Sale, Disposal	9,978,000	2,774,000	21,700,000
Assets Actively Marketed, Disposal	17,226,000	20,660,000
Gain (Loss) on Disposition of Assets (Vessels, Latin Properties and USA Properties)	20,800,000
Disposal Group, Disposed of by Sale, Not Discontinued Operations
Real Estate [Line Items]
Assets Held-For-Sale, Disposal	10,000,000
Hawaii Land
Real Estate [Line Items]
Gains (losses) from sale of assets held-for-sale	$ (31,700,000)	(2,500,000)	0
Properties in Europe
Real Estate [Line Items]
Number of held-for-sale assets sold | property	2
Other assets held-for-sale	$ 200,000	200,000
Properties in North Carolina
Real Estate [Line Items]
Number of held-for-sale assets sold | property	1
Properties in Latin America
Real Estate [Line Items]
Number of held-for-sale assets sold | property	1
Other assets held-for-sale	$ 1,100,000	2,800,000
Ranch in North America
Real Estate [Line Items]
Assets Actively Marketed, Disposal	17,200,000	20,700,000	$ 2,400,000
North America Property | Fresh Vegetables [Member]
Real Estate [Line Items]
Other assets held-for-sale	6,900,000
North America Property | Diversified Fresh Produce – Americas & ROW
Real Estate [Line Items]
Other assets held-for-sale	$ 3,200,000	$ 300,000